Document and Entity Information	12 Months Ended
Jun. 26, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	SANFILIPPO JOHN B & SON INC
Entity Central Index Key	0000880117